As filed with the Securities and Exchange Commission on December 22, 2009
1933 Act Registration No. 333-61554
1940 Act Registration No. 811-08517

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

POST-EFFECTIVE AMENDMENT NO. 39 /X/

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

AMENDMENT NO. 216 /X/

Lincoln Life Variable Annuity Account N
(Exact Name of Registrant)

Lincoln ChoicePlus II Advance and Lincoln ChoicePlus Assurance (L Share)

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
 (Name of Depositor)

1300 South Clinton Street
Post Office Box 1110
Fort Wayne, Indiana 46801
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, Including Area Code: (260) 455-2000

Dennis L. Schoff, Esquire
The Lincoln National Life Insurance Company
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801
(Name and Address of Agent for Service)

Copy to:
Ronald R. Bessette, Esquire
The Lincoln National Life Insurance Company
One Granite Place
Concord, NH 03301

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/ / on ________________, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/x/  on March 12, 2010, pursuant to paragraph (a)(1) of Rule 485

Title of Securities being registered: Interests in a separate account under individual flexible payment deferred variable annuity contracts.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Variable Annuity Account N

ChoicePlus Assurance (L Share)

Supplement to the Prospectus dated May 1, 2010

This supplement to the prospectus for your individual variable annuity contract provides a new optional rider, Lincoln Growth4IncomeSM Guarantee, available for purchase beginning July 5, 2010, or when approved in your state. The Lincoln Lifetime IncomeSM Advantage living benefit rider will no longer be available for purchase on or after July 5, 2010 or the date that Lincoln Growth4IncomeSM Guarantee is approved in your state, whichever date is later. This supplement is for informational purposes and requires no action on your part.

The Lincoln Growth4IncomeSM Guarantee is a Living Benefit rider that provides:
•
Annual withdrawals up to the greater of a Guaranteed Annual Income amount based upon  a guaranteed Income Base or an Annual Income amount based upon an Account Value (Account Value is the same as contract value);

•	A 5% Enhancement to the Income Base if greater than an Automatic Annual Step-up so long as no withdrawals are made in that year and the rider is within a ten year Enhancement period;
•	Automatic Annual Step-ups to the Account Value of the Income Base if greater than the 5% Enhancement;
•	Age-based increases to the Guaranteed Annual Income amount (after reaching a higher age-band and after an Automatic Annual Step-up) and Annual Income amount (after reaching a new age-band).

Please note any withdrawals made prior to age 59 ½ and that are greater than both the Guaranteed Annual Income amount or the Annual Income amount (Excess Withdrawals) may significantly reduce your Income Base as well as your Guaranteed Annual Income.

The Lincoln Growth4IncomeSM Guarantee is available for purchase if the purchase payment or contract value (if elected after contract issue) is at least $25,000. At the time the rider is elected the contractowner, annuitant and joint owner must all be under age 86 under the Single Life Option and the contractowner, annuitant and spouse must be under age 86 under the Joint Life Option.

The Lincoln Growth4IncomeSM Guarantee may not be available for purchase in the future as we reserve the right not to offer it for sale. The availability of the Lincoln Growth4IncomeSM Guarantee will depend upon your state’s approval of the contract rider.

You may consider purchasing the Lincoln Growth4IncomeSM Guarantee if you want a guaranteed lifetime income payment that may grow as you get older and may increase through the Automatic Annual Step-up or 5% Enhancement. The cost of the Lincoln Growth4IncomeSM Guarantee is higher than other Living Benefit Riders that you may purchase in your contract. The age at which you may start receiving the Guaranteed Annual Income amount or the Annual Income Benefit amount may be different than the ages that you may receive guaranteed payments under other riders.

Expense Table. The following section will be inserted at the beginning of Expense Tables – Optional Rider Charges section of your prospectus immediately prior to the table that outlines the charges for Lincoln Lifetime IncomeSM Advantage.

The following table describes the charges for the Lincoln Growth4IncomeSM Guarantee options.  Refer to your prospectus for all other fees and charges associated with your variable annuity contract.

Lincoln Growth4IncomeSM Guarantee:

Guaranteed maximum annual percentage charge*	2.50%
Current annual percentage charge Joint Life Option*	1.25%
Current annual percentage charge Single Life Option*	1.00%

* The annual percentage charge is assessed against the Income Base (initial purchase payment or contract value at the time of election) as increased for subsequent purchase payments, Automatic Annual Step-ups, 5% Enhancements and decreased by Excess Withdrawals.  These changes to the Income Base are discussed below.  This charge is deducted from the Account Value on a quarterly basis.

EXAMPLES. The following section replaces the Examples section of your prospectus.

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the EEB death benefit and Lincoln Growth4IncomeSM Guarantee are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1) If you surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$xxx	$ xxx	$ xxx	$ xxx

2) If you annuitize or do not surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$ xxx	$ xxx	$ xxx	$ xxx

For more information, see Charges and Other Deductions in your prospectus. Premium taxes may also apply, although they do not appear in the examples. The examples do not reflect persistency credits (discussed in your prospectus). Different fees and expenses not reflected in the examples may be imposed during a period in which regular income or annuity payouts are made. See The Contracts – i4LIFE® Advantage, Guaranteed Income Benefit with i4LIFE® Advantage, 4LATER® Guaranteed Income Benefit and Annuity Payouts. These examples should not be considered a representation of past or future expenses.

The Lincoln Growth4IncomeSM Guarantee charge is further described in this Supplement after the discussion of the Rider.

The following section will be inserted in the Contracts-Living Benefit Riders section of the prospectus prior to the  Lincoln Lifetime IncomeSM Advantage section.

Lincoln Growth4IncomeSM Guarantee. The Lincoln Growth4IncomeSM Guarantee is a Rider that is available for purchase with your variable annuity contract if the purchase payment or contract value (if purchased after the contract is issued) is at least $25,000. This Rider provides minimum, guaranteed, periodic withdrawals for your life as contractowner/annuitant (Single Life Option) or for the lives of you as contractowner/annuitant and your spouse as joint owner (Joint Life Option) regardless of the investment performance of the contract, provided that certain conditions are met.  An Income Base is used to calculate the minimum guaranteed withdrawals from your contract, but is not available as a separate benefit upon death or surrender. The Income Base is equal to the initial purchase payment (or contract value if elected after contract issue), increased by subsequent purchase payments, Automatic Annual Step-ups and 5% Enhancements, and decreased by Excess Withdrawals in accordance with the provisions set forth below.  No additional purchase payments are allowed if the contract value decreases to zero for any reason.

This Rider provides for annual withdrawals up to the greater of the Guaranteed Annual Income amount or the Annual Income amount commencing on the Benefit Year anniversary after you reach age 59 1/2. The Guaranteed Annual Income payments are based upon specified percentages of the Income Base. The Annual Income payments are based upon specified percentages of the Account Value. The specified withdrawal percentages of either the Income Base or of the Account Value are age based and may increase over time. With the Single Life option, you may receive Guaranteed Annual Income payments for your lifetime. If you purchase the Joint Life option, Guaranteed Annual Income amounts for the lifetimes of you and your spouse will be available. Withdrawals in excess (Excess Withdrawals) of the greater of either the Guaranteed Annual Income amount or the Annual Income amount may significantly reduce your Income Base and your Guaranteed Annual Income payments. Withdrawals will also negatively impact the availability of the 5% Enhancement.  These options are discussed below in detail.

By purchasing the Lincoln Growth4IncomeSM Guarantee, you will be limited in how you can invest in the subaccounts in your contract.  In addition, the fixed account is not available except for use with dollar cost averaging.  See Investment Requirements – Option 3 later in your prospectus.

Lincoln offers other optional riders available for purchase with its variable annuity contracts.  These riders provide different methods to take income from your contract value and may provide certain guarantees. These riders are fully discussed in your prospectus.  There are differences between the riders in the features provided as well as the charge structure.  In addition, the purchase of one rider may impact the availability of another rider.  Information about the relationship between Lincoln Growth4IncomeSM Guarantee and these other riders is included later is this Supplement.  Not all riders will be available at all times.

If the Rider is elected at contract issue, then the Rider will be effective on the contract’s effective date. If the Rider is elected after the contract is issued (by sending a written request to our Home Office), the Rider will be effective on the next valuation date following approval by us.

Benefit Year.  The Benefit Year is the 12-month period starting with the effective date of the Rider and starting with each anniversary of the Rider effective date after that.

Income Base. The Income Base is a value used to calculate your Guaranteed Annual Income amount. The Income Base is not available to you as a lump sum withdrawal or a death benefit. The initial Income Base varies based on when you elect the Rider. If you elect the Rider at the time you purchase the contract, the initial Income Base will equal your initial purchase payment. If you elect the Rider after we issue the contract, the initial Income Base will equal the contract value on the effective date of the Rider. The maximum Income Base is $10,000,000.  This maximum takes into consideration the total Income Bases and Guaranteed Amounts from all Lincoln Life contracts (or contracts issued by our affiliates) in which you (or spouse if Joint Life Option) are the covered lives under any other Living Benefit Riders (discussed in your prospectus).

Additional purchase payments automatically increase the Income Base by the amount of the purchase payment (not to exceed the maximum Income Base); for example, a $10,000 additional purchase payment will increase the Income Base by $10,000.  After the first anniversary of the Rider effective date, cumulative additional purchase payments will be limited to an amount equal to $100,000 without Home Office approval. Additional purchase payments will not be allowed if the contract value decreases to zero for any reason including market loss.

Excess Withdrawals reduce the Income Base as discussed below. Withdrawals less than or equal to the greater of the Guaranteed Annual Income amount or the Annual Income amount will not reduce the Income Base.

Since the charge for the Rider is based on the Income Base, the cost of the Rider increases when additional purchase payments, Automatic Annual Step-ups and 5% Enhancements are made, and the cost decreases as Excess Withdrawals are made because these transactions all adjust the Income Base.  In addition, the percentage charge may change when Automatic Annual Step-ups or 5% Enhancements occur as discussed below.  See Lincoln Growth4IncomeSM Guarantee Charge later in this Supplement.

5% Enhancement to the Income Base.  On each Benefit Year anniversary, the Income Base, minus purchase payments received in that year, will be increased by 5% if the contract owner/annuitant (as well as the spouse if the Joint Life option is in effect) are under age 86, if there were no withdrawals in that year and the Rider is within the 10-year period described below. Additional purchase payments must be invested in the contract at least one Benefit Year before the 5% Enhancement will be made on the portion of the Income Base equal to that purchase payment. Any purchase payments made within the first 90 days after the effective date of the Rider will be included in the Income Base for purposes of receiving the 5% Enhancement on the first Benefit Year anniversary.

Note:  The 5% Enhancement is not available in any year there is a withdrawal from contract value including a Guaranteed Annual Income payment or Annual Income payment. A 5% Enhancement will occur in subsequent years only under certain conditions. If you are eligible (as defined below) for the 5% Enhancement in the next year, the Enhancement will not occur until the Benefit Year anniversary of that year.

The following is an example of the impact of the 5% Enhancement on the Income Base (assuming no withdrawals):

Initial purchase payment = $100,000; Income Base = $100,000

Additional purchase payment on day 30 = $15,000; Income Base = $115,000

Additional purchase payment on day 95 = $10,000; Income Base = $125,000

On the first Benefit Year Anniversary, the Income Base will never be less than $130,750 ($115,000 times 1.05%=$120,750 plus $10,000).  The $10,000 purchase payment on day 95 is not eligible for the 5% Enhancement until the 2nd Benefit Year Anniversary.

The 5% Enhancement will be in effect for 10 years (the Enhancement period) from the effective date of the Rider.  A new Enhancement period will begin each time an Automatic Annual Step-up to the contract value occurs as described below. As explained below, the 5% Enhancement and Automatic Annual Step-up will not occur in the same year.  If the Automatic Annual Step-up provides a greater increase to the Income Base, you will not receive the 5% Enhancement.  If the Automatic Annual Step-up and the 5% Enhancement increase the Income Base to the same amount then you will receive the Automatic Annual Step-up. The 5% Enhancement cannot increase the Income Base above the maximum Income Base of $10,000,000.

You will not receive the 5% Enhancement on any Benefit Year anniversary in which there is a withdrawal, including a Guaranteed Annual Income payment or an Annual Income payment, from the contract during that Benefit Year. The 5% Enhancement will occur on the following Benefit Year anniversary if no further withdrawals are made from the contract and the Rider is within the Enhancement period.

An example of the impact of a withdrawal on the 5% Enhancement is included in the Withdrawals section below.

If you decline the Automatic Annual Step-up (described later in this supplement), you will not receive the 5% Enhancement. You will not be eligible to receive any further 5% Enhancements until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Automatic Annual Step-up occurs. In order to be eligible to receive further 5% Enhancements the contractowner/annuitant (Single Life Option), or the contractowner, spouse and primary beneficiary (Joint Life option) must still be living and be under age 86.

If during the first ten Benefit years your Income Base is increased by the 5% Enhancement on the Benefit Year anniversary, your percentage charge for the Rider will not change. However, the amount you pay for the Rider will increase since the charge for the Rider is based on the Income Base.  After the tenth Benefit Year anniversary the annual Rider percentage charge may increase each time the Income Base increases as a result of the 5% Enhancement, but the charge will never exceed the guaranteed maximum annual percentage charge of 2.50%. See Lincoln Growth4IncomeSM Guarantee Charge later in this supplement.

If your percentage charge for this rider is increased due to a 5% Enhancement that occurs after the tenth Rider year anniversary, you may opt-out of the 5% Enhancement by giving us notice in writing within 30 days after the Benefit Year anniversary if you do not want your percentage charge for the Rider to change.  This opt-out will only apply for this particular 5% Enhancement. You will need to notify us each time the percentage charge increases if you do not want the 5% Enhancement.

Automatic Annual Step-ups of the Income Base. The Income Base will automatically step-up to the Account Value on each Benefit Year anniversary if:

a.	the contractowner/annuitant (Single Life Option), or the contractowner and spouse (Joint Life option) are still living and under age 86; and

b.
the Account Value on that Benefit Year anniversary, after the deduction of any withdrawals (including surrender charges, the Rider charge and account fee), plus any purchase payments made on that date, is equal to or greater than the Income Base after the 5% Enhancement (if any).

Each time the Income Base is stepped up to the current Account Value as described above, your percentage charge for the Rider will be the current charge for the Rider, not to exceed the guaranteed maximum charge.  Therefore, your percentage charge for this Rider could increase every Benefit Year anniversary.  See Lincoln Growth4IncomeSM Guarantee Charge later in this Supplement.

If your percentage charge for this rider is increased upon an Automatic Annual Step-up, you may opt-out of the Automatic Annual Step-up by giving us notice in writing within 30 days after the Benefit Year anniversary if you do not want your percentage charge for the Rider to change.  This opt-out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the percentage charge increases if you do not want the Step-up.  As stated above, if you decline the Automatic Annual Step-up, you will not receive the 5% Enhancement and will not be eligible to receive the 5% Enhancement until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Automatic Annual Step-up occurs. See the earlier Income Base section.

Following is an example of how the Automatic Annual Step-ups and the 5% Enhancement will work (assuming no withdrawals or additional purchase payments):

	Account Value	Income Base	Potential for Charge to Change
Initial Purchase Payment $50,000	$50,000	$50,000	N/A
1st Benefit Year Anniversary	$54,000	$54,000	Yes
2nd Benefit Year Anniversary	$53,900	$56,700	No
3rd Benefit Year Anniversary	$57,000	$59,535	No
4th Benefit Year Anniversary	$64,000	$64,000	Yes

On the 1st Benefit Year anniversary, the Automatic Annual Step-up increased the Income Base to the Account Value of $54,000 since the increase in the Account Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000).  On the 2nd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700).  On the 3rd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,700=$2,835).  On the 4th Benefit Year anniversary, the Automatic Annual Step-up to the Account Value was greater than the 5% Enhancement amount of $2,977 (5% of $59,535). An Automatic Annual Step-up cannot increase the Income Base beyond the maximum Income Base of $10,000,000.

Withdrawal Amounts. You may make periodic withdrawals up to the greater of the Guaranteed Annual Income amount or the Annual Income amount each Benefit Year for your (contractowner) lifetime (Single Life Option) or the lifetimes of you and your spouse (Joint Life Option) as long as your Guaranteed Annual Income amount is greater than zero. You may start taking Guaranteed Annual Income or Annual Income withdrawals when you (Single Life Option) or the younger of you and your spouse (Joint Life Option) turn age 59 ½.

Upon your first withdrawal the Guaranteed Annual Income percentage is based on your age (Single Life Option) or the younger of you and your spouse’s age (Joint Life Option) at the time of the withdrawal. After your first withdrawal the Guaranteed Annual Income amount is equal to a specified percentage of the Income Base based on your age (Single Life Option) or the younger of you and your spouse’s age (Joint Life Option) on a Benefit Year anniversary, as outlined in the table below. For example if you purchase the Rider at age 63 your Guaranteed Annual Income percentage is 4%. If you waited until you were age 66 to make your first withdrawal your Guaranteed Annual Income percentage would be 5%.

Once you start taking withdrawals, the Guaranteed Annual Income amount percentage will increase on the Benefit Year anniversary on or after you have reached an applicable higher age band and after there has been an Automatic Annual Step-up. If you have met a higher applicable age band and there has not been an Automatic Annual Step-up then the Guaranteed Annual Income amount percentage will not increase until the next Automatic Annual Step-up occurs. If you do not withdraw the entire Guaranteed Annual Income amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year.

Upon your first withdrawal the Annual Income percentage is based on your age (Single Life Option) or the younger of you and your spouse’s age (Joint Life Option) at the time of the withdrawal.  After your first withdrawal the Annual Income amount will be equal to a specified percentage of the Account Value based on your age (Single Life Option) or the younger of you and your spouse’s age (Joint Life Option) on a Benefit Year anniversary, as outlined in the table below.   The Annual Income amount percentage will increase on a Benefit Year anniversary as you attain higher age bands. It is not necessary for there to be an Automatic Annual Step-up in order for the Annual Income percentage to increase. If you do not withdraw the entire Annual Income amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year.

Age	Guaranteed Annual Income amount percentage	Annual Income amount percentage
59½ 64	4%	5%
65-79	5%	6%
80+	6%	7%

Subaccount investment performance will affect the Annual Income amount as the Account Value will fluctuate based upon investment gains or losses. If your Account Value is reduced to zero because of market performance you will no longer be entitled to Annual Income amount withdrawals. Withdrawals equal to the Guaranteed Annual Income amount will continue automatically for your life (and your spouse’s life if applicable) under the Guaranteed Annual Income Annuity Payment Option (discussed later in this supplement). You may not withdraw the remaining Income Base in a lump sum. You will not be entitled to withdrawals of the Guaranteed Annual Income amount if the Account Value or Income Base is reduced to zero as a result of an Excess Withdrawal.

Withdrawals equal to or less than the Guaranteed Annual Income amount or the Annual Income amount will not reduce the Income Base. All withdrawals you make will decrease the Account Value.

Purchase payments made into the contract subsequent to the initial purchase payment will increase the Guaranteed Annual Income amount by an amount equal to the respective applicable withdrawal percentage multiplied by the amount of the subsequent purchase payment. For example, assuming a contractowner is age 63, if the Guaranteed Annual Income amount of $2,000 (4% of $50,000 Income Base) is in effect and an additional purchase payment of $10,000 is made, the new Guaranteed Annual Income amount is $2,400 ($2,000 + 4% of $10,000). The Guaranteed Annual Income payment amount will be recalculated immediately after a purchase payment is added to the contract. The Annual Income payment amount will be recalculated on the next Benefit Year anniversary after a purchase payment is added to the contract.

Cumulative additional purchase payments that exceed $100,000 or more received after the first anniversary of the rider effective date must receive Home Office approval. Additional purchase payments will not be allowed if the Account Value is zero.

5% Enhancements and Automatic Annual Step-ups will cause a recalculation of the Income Base and thus the Guaranteed Annual Income amount. The Guaranteed Annual Income amount after the Income Base is adjusted either by a 5% Enhancement or an Automatic Annual Step-up will be equal to the adjusted Income Base multiplied by the applicable Guaranteed Annual Income percentage.

Excess Withdrawals. Excess Withdrawals are the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the greater of both the Guaranteed Annual Income amount or the Annual Income amount at the time of the withdrawal or are withdrawals made prior to the Benefit Year anniversary following age 59 1/2.  When an Excess Withdrawal occurs:

1.
The Income Base is reduced by the same proportion that the Excess Withdrawal reduces the Account Value.  This means that the reduction in the Income Base could be more than the dollar amount of the withdrawal; and

2.
The Guaranteed Annual Income amount will be recalculated to equal the applicable Guaranteed Annual Income amount percentage multiplied by the new (reduced) Income Base (after the pro rata reduction for the Excess Withdrawal).

The following example demonstrates the impact of an Excess Withdrawal on the Income Base and the Guaranteed Annual Income amount. The contractowner who is age 62 makes a $12,000 withdrawal which causes a $12,911.50 reduction in the Income Base.

Prior to Excess Withdrawal:

Account Value = $60,000

Income Base = $85,000

Guaranteed Annual Income amount = $3,400 (4% of the Income Base of $85,000)

After a $12,000 Withdrawal ($3,400 is within the Guaranteed Annual Income amount, $8,600 is the Excess Withdrawal):

The Account Value is reduced by the amount of the Guaranteed Annual Income amount of $3,400 and the Income Base is not reduced:

Account Value = $56,600

Income Base = $85,000

The Account Value is reduced by the $8,600 Excess Withdrawal and the Income Base is reduced by 15.19435%, the same proportion that the Excess Withdrawal reduced the $56,600 Account Value ($8,600 ÷ $56,600)

Account Value = $48,000

Income Base = $72,084.81 ($85,000 x 15.19435% = $12,915.19; $85,000 - $12,915.19 = $72,084.81).

Guaranteed Annual Income amount  = $2,883.54 (4% of $72,088.50)

In a declining market, Excess Withdrawals may significantly reduce your Income Base as well as your Guaranteed Annual Income amount.

Excess Withdrawals will be subject to surrender charges unless one of the waivers of surrender charge provisions set forth in your prospectus is applicable. Continuing with the prior example of the $12,000 withdrawal:  the $3,400 Guaranteed Annual Income amount is not subject to surrender charges; the $8,600 Excess Withdrawal may be subject to surrender charges according to the surrender charge schedule in your prospectus.

Withdrawals from Individual Retirement Annuity contracts will be treated as within the Guaranteed Annual Income amount (even if they exceed either the Guaranteed Annual Income amount or the Annual Income amount) only if the withdrawals are taken as systematic monthly or quarterly installments of the amount needed to satisfy the required minimum distribution (RMD) rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur:

1.	Lincoln’s monthly or quarterly automatic withdrawal service is used to calculate and pay the RMD;

2.	The RMD calculation must be based only on the value in this contract; and

3.	No withdrawals other than RMDs are made within the Benefit Year (except as described in the next paragraph).

If your RMD withdrawals during a Benefit Year are less than the Guaranteed Annual Income amount, an additional amount up to the Guaranteed Annual Income amount may be withdrawn and will not be subject to surrender charges. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Guaranteed Annual Income amount, including amounts attributable to RMDs, will be treated as Excess Withdrawals.

Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts withdrawals of contract value that exceed purchase payments are taxed as ordinary income. The tax consequences of withdrawals are discussed in Federal Tax Matters in your prospectus.

Guaranteed Annual Income Amount Annuity Payout Option. If you are required to take annuity payments from your Guaranteed Annual Income amount, because you have reached the Maturity Date of the Contract, the Guaranteed Annual Income Amount Annuity Payout Option is available.

The Guaranteed Annual Income Amount Annuity Payout Option is an annuity payment option which the contractowner (and spouse if applicable) will receive annual annuity payments equal to the Guaranteed Annual Income amount for life (this option is different from other annuity payout options discussed in your prospectus, including i4LIFE® Advantage, which are based on your contract value). Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Guaranteed Annual Income amount for your life or the life of you and your spouse for the Joint Life option.

If the Account Value is zero and you have a remaining Guaranteed Annual Income amount, you will receive the Guaranteed Annual Income Amount Annuity Payout Option.

If you are receiving the Guaranteed Annual Income Amount Annuity Payout Option, the beneficiary may be eligible to receive Final Payment(s) upon death of the Single Life or surviving Joint Life. To be eligible the death benefit option in effect immediately prior to the effective date of the Guaranteed Annual Income Amount Annuity Payout Option must not be the Account Value Death Benefit.

The total amount of the Final Payment(s) will be equal to (a) minus (b) minus (c) where:

a)
is equal to the sum of all purchase payments minus bonus credits, if the effective date of the Rider is the same as the effective date of the contract.  If the effective date of the Rider is after the effective date of the contract then (a) is equal to the contract value on the effective date of the Rider, plus subsequent purchase payments minus subsequent bonus credits, if any.

b)
is equal to the sum of all Final Payment Reductions prior to the effective date of the Guaranteed Annual Income Amount Annuity Payout Option.  Final Payment Reductions are made whenever a withdrawal is taken.  Upon Excess Withdrawals, Final Payment Reductions are calculated proportionately; the percentage reduction of the contract value due to the withdrawal will be applied to (a) as the Final Payment Reduction.  Upon any other withdrawal, Final Payment Reductions will be calculated dollar-for-dollar; the dollar reduction of the contract value due to the withdrawal will be applied to (a) as the Final Payment Reduction.

c)	is the sum of all withdrawals, other than Excess Withdrawals, on and after the effective date of the Guaranteed Annual Income Amount Annuity Payout Option.

We will pay the Final Payments(s) no less than annually in an amount that is no more than the Guaranteed Annual Payment amount until the total amount of the Final Payment(s) is zero or as agreed to in the future by us and the beneficiary.

Death Prior to the Annuity Commencement Date.  The Lincoln Growth4IncomeSM Guarantee has no provision for a payout of the Income Base or any other death benefit upon death of the contractowners or annuitant. At the time of death, if the Account Value equals zero, no death benefit options (as described in your prospectus) will be in effect.  Election of the Lincoln Growth4IncomeSM Guarantee does not impact the death benefit options available for purchase with your annuity contract except as described below in Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. All death benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time.  See The Contracts - Death Benefit in your prospectus.

Upon the death of the Single Life, the Lincoln Growth4IncomeSM Guarantee will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death).  If the beneficiary elects to continue the contract after the death of the Single Life (through a separate provision of the contract), the beneficiary may purchase a new Lincoln Growth4IncomeSM Guarantee if available under the terms and charge in effect at the time of the new purchase.  There is no carryover of the Income Base.

Upon the first death under the Joint Life option, the lifetime payout of the Guaranteed Annual Income amount will continue for the life of the surviving spouse.  The 5% Enhancement and Automatic Annual Step-up will continue if applicable as discussed above. Upon the death of the surviving spouse, the Lincoln Growth4IncomeSM Guarantee will end and no further Maximum Annual Withdrawal amounts are available (even if there was an Income Base in effect at the time of the death).

As an alternative, after the first death, the surviving spouse if under age 86 may choose to terminate the Joint Life option and purchase a new Single Life option, if available, under the terms and charge in effect at the time for a new purchase.  In deciding whether to make this change, the surviving spouse should consider whether the change will cause the Income Base and the Guaranteed Annual Income amount to decrease.

Impact of Divorce on Joint Life Option.  In the event of a divorce, the contractowner if under age 86 may terminate the Joint Life Option and purchase a Single Life Option, if available, at the current Rider charge and the terms in effect for new sales of the Single Life Option.

After a divorce, the contractowner may keep the Joint Life Option to have the opportunity to receive lifetime payouts for the lives of the contractowner and a new spouse.  This is only available if no withdrawals were made from the contract after the effective date of the Rider up to and including the date the new spouse is added to the Rider.

Lincoln Growth4IncomeSM Guarantee Charge.  While this Rider is in effect, there is a charge for the Growth4IncomeSM Guarantee, if elected.  The Rider charge is currently equal to an annual rate of 1.00% (0.25% quarterly) for the Lincoln Growth4IncomeSM Guarantee Single Life option and 1.25% (0.3125% quarterly) for the Lincoln Growth4IncomeSM Guarantee Joint Life option.

The charge is applied to the Income Base as increased for subsequent purchase payments, Automatic Annual Step-ups, 5% Enhancements and decreased for Excess Withdrawals. We will deduct the cost of this Rider from the Account Value on a quarterly basis, with the first deduction occurring on the valuation date on or next following the three-month anniversary of the effective date of the Rider. This deduction will be made in proportion to the value in each subaccount and any fixed account available in your contract on the valuation date the Rider charge is assessed. The amount we deduct will increase or decrease as the Income Base increases or decreases, because the charge is based on the Income Base. Refer to the Income Base section for a discussion and example of the impact of the changes to the Income Base.

The annual Rider percentage charge may increase each time the Income Base increases as a result of the Automatic Annual Step-up, but the charge will never exceed the guaranteed maximum annual percentage charge of 2.50%. Therefore, your percentage charge for this Rider could increase every Benefit Year anniversary.  If your percentage charge is increased, you may opt-out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge to change.  If you opt out of the step-up, your current charge will remain in effect and the Income Base will be returned to the prior Income Base. This opt-out will only apply for this particular Automatic Annual Step-up and is not available if additional purchase payments would cause your charge to increase (see below).  You will need to notify us each time the percentage charge increases if you do not want the Automatic Annual Step-up. As described above, by opting out of an Automatic Annual Step-up you will not be eligible for the 5% Enhancement until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Automatic Annual Step-up occurs.

During the first ten Benefit Years an increase in the Income Base as a result of the 5% Enhancement will not cause an increase in the annual Rider percentage charge but will increase the dollar amount of charge. After the tenth Benefit Year anniversary the annual Rider percentage charge may increase each time the Income Base increases as a result of the 5% Enhancement, but the charge will never exceed the guaranteed maximum annual percentage charge of 2.50%. If your percentage charge is increased, you may opt-out of the 5% Enhancement by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge to change.  If you opt out of the 5% Enhancement, your current charge will remain in effect and the Income Base will be returned to the prior Income Base. This opt-out will only apply for this particular 5% Enhancement and is not available if additional purchase payments would cause your charge to increase (see below).  You will need to notify us each time the percentage charge increases if you do not want the 5% Enhancement.

The Rider charge will be discontinued upon termination of the Rider. The pro-rata amount of the Rider charge will be deducted upon termination of the Rider (except for death) or surrender of the contract.

If the Account Value is reduced to zero while the contractowner is receiving a Guaranteed Annual Income, no rider charge will be deducted.

General Provisions.

Termination.  After the fifth anniversary of the effective date of the Rider, the contractowner may terminate the Rider by notifying us in writing. Lincoln Growth4IncomeSM Guarantee will automatically terminate:

•	on the annuity commencement date (except payments under the Guaranteed Annual Income Amount Annuity Payout Option will continue if applicable); or

•	upon the death under the Single Life option or the death of the surviving spouse under the Joint Life option; or

•	when the Guaranteed Annual Income amount or Account Value is reduced to zero due to an Excess Withdrawal; or

•	upon surrender of the contract; or

•	upon termination of the underlying annuity contract.

The termination will not result in any increase in Account Value equal to the Income Base.  Upon effective termination of this Rider, the benefits and charges within this Rider will terminate.

If you terminate the Rider, you must wait one year before you can re-elect any living benefit rider,  Lincoln SmartSecurity® Advantage, 4LATER® Advantage or any other living benefits we may offer in the future.

Compare to Lincoln SmartSecurity® Advantage.  If a contractowner is interested in purchasing a rider that provides guaranteed minimum withdrawals, the following factors should be considered when comparing. Lincoln Growth4IncomeSM Guarantee and the Lincoln SmartSecurity® Advantage (discussed in your prospectus) (only one of these riders can be added to a contract at any one time):  the Lincoln Growth4IncomeSM Guarantee has the opportunity to provide a higher Income Base than the Guaranteed Amount under Lincoln SmartSecurity® Advantage because of the 5% Enhancement or Automatic Annual Step-up. The Income Base may also be higher because withdrawals equal to or less than the Guaranteed Annual Income amount do not reduce the Income Base. This benefit also provides the potential for lifetime withdrawals from an earlier age (rather than age 65 with the Lincoln SmartSecurity® Advantage).  However, the percentage charge for the Lincoln Growth4IncomeSM Guarantee is higher and has the potential to increase on every Benefit Year Anniversary if the increase in Account Value exceeds the 5% Enhancement and after the 10th Benefit Year anniversary upon a 5% Enhancement. Due to the Income Base not being reduced by withdrawals that are less than or equal to the Guaranteed Annual Income amount the charge which is applied against the Income Base will not be reduced whereas withdrawals reduce the Guaranteed Amount against which the Lincoln Smart Security®Advantage charge is applied. The Lincoln Smart Security®Advantage provides that Guaranteed Annual Income amounts can continue to a beneficiary to the extent of any remaining Guaranteed Amount while the Lincoln Growth4IncomeSM Guarantee does not offer this feature.

i4LIFE® Advantage Option.  i4LIFE® Advantage is an income program, available for purchase at an additional charge, that provides periodic variable income payments for life, the ability to make withdrawals during a defined period of time (the Access Period) and a death benefit during the Access Period. A minimum payout floor, called the Guaranteed Income Benefit, is also available for purchase at the time you elect i4LIFE® Advantage. Depending on a person’s age and the selected length of the Access Period, i4LIFE® Advantage may provide a higher payout than the Guaranteed Annual Income amounts under Lincoln Growth4IncomeSM Guarantee. You cannot have both i4LIFE® Advantage and Lincoln Growth4IncomeSM Guarantee in effect on your contract at the same time.

Contractowners with an active Lincoln Growth4IncomeSM Guarantee may decide to drop Lincoln Growth4IncomeSM Guarantee and purchase i4LIFE® Advantage.  If this decision is made, the contractowner can use the  Lincoln Growth4IncomeSM Guarantee Income Base reduced by all Guaranteed Annual Income payments, Annual Income payments and Excess Withdrawals to establish the Guaranteed Income Benefit under the i4LIFE® Advantage at the terms in effect for purchasers of this Rider.

Contractowners who purchase Lincoln Growth4IncomeSM Guarantee are guaranteed the ability in the future to purchase i4LIFE® Advantage with the Guaranteed Income Benefit even if it is no longer available for sale. They are also guaranteed that the Guaranteed Income Benefit percentage access period requirements, assumed interest rate and annuity factors will be at least as favorable as those at the time they purchase Lincoln Growth4IncomeSM Guarantee.  i4LIFE® Advantage with the Guaranteed Income Benefit must be elected before the Annuity Commencement Date and by age 99 for nonqualified contracts or age 85 for qualified contracts.  See i4LIFE® Advantage and the Guaranteed Income Benefit sections of your prospectus. The charges for these benefits will be the then current charges on the day of transition to the Guaranteed Income Benefit, but no more than the guaranteed maximum charge. You may use your Income Base as adjusted to establish the i4LIFE® Advantage Guaranteed Income Benefit, if you and your spouse (for the Joint Option) are under age 75.

Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date.    The death benefit calculation for certain death benefit options in effect prior to the annuity commencement date may change for contractowners with an active Lincoln Growth4IncomeSM Guarantee.  Certain death benefit options provide that all withdrawals reduce the death benefit in the same proportion that the withdrawals reduce the contract value.  If you elect the Lincoln Growth4IncomeSM Guarantee, withdrawals less than or equal to the Guaranteed Annual Income or the Annual Income amount will reduce the sum of all purchase payments option of the death benefit on a dollar for dollar basis.  This applies to the Guarantee of Principal Death Benefit, and only the sum of all purchase payments alternative of the Enhanced Guaranteed Minimum Death Benefit or the Estate Enhancement Benefit, whichever is in effect.  See The Contracts – Death Benefits in your prospectus. Any Excess Withdrawals will reduce the sum of all purchase payments in the same proportion that the withdrawals reduced the Account Value under any death benefit option in which proportionate withdrawals are in effect. This change has no impact on death benefit options in which all withdrawals reduce the death benefit calculation on a dollar for dollar basis.  The terms of your contract will describe which method is in effect for your contract.

The following example demonstrates how a withdrawal will reduce the death benefit if both the Enhanced Guaranteed Minimum Death Benefit (EGMDB) and the Lincoln Growth4IncomeSM Guarantee are in effect when the contractowner dies.  Note that this calculation applies only to the sum of all purchase payments calculation and not for purposes of reducing the highest anniversary contract value under the EGMDB:

Contract value before withdrawal	$ 80,000
Guaranteed Annual Income amount	$ 5,000

Enhanced Guaranteed Minimum Death Benefit (EGMDB) values before withdrawal is the greatest of a), b), or c) described in detail in the EGMDB section of your prospectus:

a)	Account Value	$ 80,000
b)	Sum of purchase payments	$100,000
c)	Highest anniversary Account Value	$150,000

Withdrawal of $9,000 will impact the death benefit calculations as follows:

a)	$80,000 - $9,000 = $71,000 (Reduction $9,000)

b)	$100,000 - $5,000 = $95,000 (reduction by the amount of the Guaranteed Annual Income amount)

$95,000 - $5,067 = $89,932 [$95,000 times ($4,000/$75,000) = $5,067] Proportional reduction of Excess Withdrawal.  Total reduction = $10,067.

c)	$150,000 - $16,875 = $133,125 [$150,000 times $9,000/$80,000 = $16,875].The entire $9,000 withdrawal reduces the death benefit option proportionally. Total reduction = $16,875.

Item c) provides the largest death benefit of $133,125.

Availability. The Lincoln Growth4IncomeSM Guarantee is available for purchase with new and existing nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. The contractowner/annuitant as well as the spouse under the Joint Life option must be under age 86 at the time this Rider is elected. You cannot elect the Rider on or after the purchase of i4LIFE® Advantage, Lincoln SmartIncome AdvantageSM  Annuity Payout Option or on or after the Annuity Commencement Date and must wait at least 12 months after terminating 4LATER® Advantage, Lincoln SmartSecurity® Advantage, Lincoln Lifetime IncomeSM Advantage or Lincoln Lifetime IncomeSM Advantage Plus or any other living benefits we may offer in the future.

There is no guarantee that the Lincoln Growth4IncomeSM Guarantee will be available for new purchasers in the future as we reserve the right to discontinue this benefit at any time. The availability of this Rider will depend upon your state’s approval of this Rider.  Check with your investment representative regarding availability.

If you purchase the Lincoln Growth4IncomeSM Guarantee you will be limited in your ability to invest within the subaccounts offered within your contract. You will be required to adhere to Investment Requirements – Option 3. See Investment Requirements – Option 3 in your prospectus.

Lincoln Lifetime IncomeSM Advantage and Lincoln Lifetime IncomeSM Advantage Plus. Once the Lincoln Growth4IncomeSM Guarantee has been approved for sale in your state, the Lincoln Lifetime IncomeSM Advantage and Lincoln Lifetime IncomeSM Advantage Plus riders will no longer be available for purchase.

***

Please keep this Supplement with your prospectus for future reference.

1

PART A

The prospectuses for the ChoicePlus II Advance and ChoicePlus Assurance (L Share) variable annuity contracts, as supplemented, are incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-61554) filed on April 14, 2009 and to the definitive 497 Filing filed on May 5, 2009.

Supplement to the prospectuses for the ChoicePlus II Advance and ChoicePlus Assurance (L Share) variable annuity contracts are incorporated herein by reference to 497 Filing (File No. 333-61554) filed on May 5, 2009.

Supplement to the prospectuses for the ChoicePlus II Advance and ChoicePlus Assurance (L Share) variable annuity contracts are incorporated herein by reference to Post-Effective Amendment No. 32 (File No. 333-61554) filed on June 22, 2009.

Supplement to the prospectuses for the ChoicePlus II Advance and ChoicePlus Assurance (L Share) variable annuity contracts are incorporated herein by reference to Post-Effective Amendment No. 36 (File No. 333-61554) filed on October 2, 2009.

Supplement to the prospectuses for the ChoicePlus II Advance and ChoicePlus Assurance (L Share) variable annuity contracts are incorporated herein by reference to Post-Effective Amendment No. 38 (File No. 333-61554) filed on December 7, 2009.

PART B

The Statements of Additional Information for the ChoicePlus II Advance and ChoicePlus Assurance (L Share) variable annuity contracts are incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-61554) filed on April 14, 2009 and to the definitive 497 Filing filed on May 5, 2009.

Supplements to the Statements of Additional Information for the ChoicePlus II Advance and ChoicePlus Assurance (L Share) variable annuity contracts are incorporated herein by reference to Post-Effective Amendment No. 32 (File No. 333-61554) filed on June 22, 2009.

Lincoln Life Variable Annuity Account N

PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) List of Financial Statements

1. Part A

The Table of Condensed Financial Information is included in Part A of this Registration Statement. (To Be Filed by Amendment)

2. Part B

The following financial statements for the Variable Account are included in Part B of this Registration Statement. (To Be Filed by Amendment)

Statement of Assets and Liabilities - December 31, 2008
Statement of Operations - Year ended December 31, 2008
Statements of Changes in Net Assets - Years ended December 31, 2008 and 2007
Notes to Financial Statements - December 31, 2008
Report of Independent Registered Public Accounting Firm

3. Part B

The following consolidated financial statements for The Lincoln National Life Insurance Company are included in Part B of this Registration Statement. (To Be Filed by Amendment)

Consolidated Balance Sheets - Years ended December 31, 2008 and 2007
Consolidated Statements of Income - Years ended December 31, 2008, 2007, and 2006
Consolidated Statements of Shareholder's Equity - Years ended December 31, 2008, 2007, and 2006
Consolidated Statements of Cash Flows - Years ended December 31, 2008, 2007, and 2006
Notes to Consolidated Financial Statements - December 31, 2008
Report of Independent Registered Public Accounting Firm

(b)	List of Exhibits

(1)
Resolutions of the Board of Directors of The Lincoln National Life Insurance Company establishing Separate Account N are incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-40937) filed on November 25, 1997.

(2)	None.

(3)	(a) Selling Group Agreement is incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

	(b)	Amendment to Selling Group Agreement is incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

	(c)	Amendment to Schedule A of Selling Group Agreement dated February 14, 2000 is incorporated herein by reference to Post- Effective Amendment No. 5 (File No. 333-40937) filed on April 19, 2000.

	(e)	Selling Group for ChoicePlus Assurance is incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-61554) filed on April 15, 2004.

	(f)	ChoicePlus Selling Agreement with Affiliates is incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-61554) filed on April 15, 2004.

(g)
Amended and Restated Principal Underwriting Agreement dated May 1, 2007 between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

(4)	(a) Variable Annuity Contract incorporated herein by reference to Pre-effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.

(b)	Estate Enhancement Death Benefit Rider incorporated herein by reference to Pre-effective Amendment No. 1 (File No. 333- 61554) filed on August 17, 2001.

(c)	Income4Life Solution (IRA) Rider incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

(d)	Income4Life Solution (NQ) Rider incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

(e)	Annuity Payment Option Rider incorporated herein by reference to Pre-effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.

(f)	Interest Adjusted Fixed Account Rider incorporated herein by reference to Pre-effective Amendment No. 1 (File No. 333- 61554) filed on August 17, 2001.

(g)	1% Step-Up Death Benefit Rider incorporated herein by reference to Pre-effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.

(h)	1% Estate Enhancement Death Benefit Rider incorporated herein by reference to Pre-effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.

(i)	Persistency Credit Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

(j)	DCA Fixed Account Rider incorporated herein by reference to Pre-effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.

(k)	Accumulation Benefit Enhancement (ABE) Rider incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

(l)	Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333- 61554) filed on October 11, 2002.

(m)	Estate Enhancement Benefit Rider with 5% Step-Up Death Benefit incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

(n)	Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333- 61554) filed on October 11, 2002

(o)	28877-E IRA Rider incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.

(p)	28877 IRA Rider incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.

(q)	5305 IRA Rider incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.

(r)	Contract Benefit Data (I4LA-CB 8/02) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333- 61554) filed on April 24, 2003.

(s)	Contract Benefit Data (I4LA-CB-PR) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333- 61554) filed on April 24, 2003.

(t)	Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333- 61554) filed on April 24, 2003.

(u)	Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333- 61554) filed on April 24, 2003.

(v)	Variable Annuity Income Rider (I4LA-NQ 10/02) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.

(w)	Variable Annuity Income Rider (I4LA-Q-PR) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.

(x)	Variable Annuity Income Rider (I4LA-NQ-PR) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.

(y)	Variable Annuity Rider (32793) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.

(z)	ABE prorate Rider incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.

(aa)	1% stepup and EEB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333- 61554) filed on April 24, 2003.

(bb)	EEB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.

(cc)	1% stepup and DB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.

(dd)	EGMDB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.

(ee)	GOP prorate Rider incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.

(ff)	Variable Annuity Income Rider (I4L-NQ-PR 8/03) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-61554) filed on April 15, 2004.

(gg)	Variable Annuity Income Rider (I4L-NQ 8/03) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-61554) filed on April 15, 2004.

(hh)	Variable Annuity Income Rider (I4L-Q-PR 8/03) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-61554) filed on April 15, 2004.

(ii)	Variable Annuity Income Rider (I4L-Q 8/03) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-61554) filed on April 15, 2004.

(jj)	Variable Annuity Rider (32793 HWM 4/04) incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 333-18419) filed on May 28, 2004.

(kk)	Variable Annuity Income Rider (i4LA-NQ 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

(ll)	Variable Annuity Income Rider (i4LA-Q 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

(mm)	Variable Annuity Income Rider (i4LA-NQ-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

(nn)	Variable Annuity Income Rider (i4LA-Q-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

(oo)	Guaranteed Income Later Rider (4LATER 2/06) incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-36316) filed on April 4, 2006.

(pp)	Guaranteed Income Benefit Rider (GIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 22, 2006.

(qq)	Guaranteed Income Benefit Rider (IGIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 22, 2006.

(rr)	Contract Benefit Data (CBD 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333- 40937) filed on April 22, 2006.

(ss)	Allocation Amendment (AR503 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333- 40937) filed on April 22, 2006.

(tt)	Variable Annuity Payment Option Rider (I4LA-Q 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 22, 2006.

(uu)	Variable Annuity Payment Option Rider (I4LA-NQ 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 22, 2006.

(vv)	Variable Annuity Rider (32793 7/06) incorporated herein by reference to Post-Effective Amendment No. 17 (File No. 333- 61554) filed on December 21, 2006.

(ww)	Variable Annuity Payment Option Rider (I4LA-Q 1/07) incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 333-61554) filed on April 17, 2007.

	(xx)	Variable Annuity Death Benefit Rider (DB-3 1/06) incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 333-61554) filed on April 17, 2007.

	(yy)	Variable Annuity Living Benefits Rider (AR-512 2/08) incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

	(zz)	Variable Annuity Living Benefits Rider (AR-512 1/09) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

	(aaa)	Variable Annuity Living Benefits Rider (AR-512P 1/09) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

	(bbb)	Guaranteed Income Benefit Rider (AGIB 6/08) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

	(ccc)	Section 403(b) Annuity Endorsement (32481-I-12/08) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

	(ddd)	SmartIncome Rider and Amendment (AE 525 2/09) incorporated herein by reference to Post-Effective Amendment No. 37 (File No. 333-61554) filed on December 7, 2009.

(5)	(a) ChoicePlus II Advance Application incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

	(b)	ChoicePlus Assurance (L Share) Application (CPAL 1/08) incorporated herein by reference to Post-Effective No. 25 (File No. 333-61554) filed on April 10, 2008.

(6)	(a) Articles of Incorporation of The Lincoln National Life Insurance Company are incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-04999) filed on September 24, 1996.

	(b)	By-laws of The Lincoln National Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-118478) filed on April 5, 2007.

(7)
(a) Automatic Indemnity Reinsurance Agreement Amended and Restated as of January 31, 2008 between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 333-68842) filed on April 4, 2008.

(b)
Automatic Reinsurance Agreement effective July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-138190) filed on April 8, 2008.

(8)	(a) Fund Participation Agreements and Amendments between The Lincoln National Life Insurance Company and:

(i) AIM Variable Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

(ii) DWS Investments VIT Funds incorporated herein by reference to Post-Effective Amendment No. 21 (File No. 333-68842) filed on April 3, 2009.

(iii) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333- 139960) filed on April 1, 2008.

(iv) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 21 (File No. 333-68842) filed on April 3, 2009.

(v) Fidelity Variable Insurance Products incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

(vi)	MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

(vii)	American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333- 63505) filed on April 3, 2009.

(viii)	AllianceBernstein Variable Products Series Fund incorporated herein by reference to Post-Effective Amendment No. 21 (File No. 333-68842) filed on April 3, 2009.

(ix)	Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 21 (File No. 333-68842) filed on April 3, 2009.

(x)	Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

	(xi)	Putnam Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

	(xii)	Janus Aspen Series incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333- 139960) filed on April 1, 2008.

	(xiii)	American Century Variable Products incorporated herein by reference to Post-Effective Amendment No. 21 (File No. 333-68842) filed on April 3, 2009.

	(xiv)	BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-68842) filed on June 22, 2009.

	(xv)	DWS Variable Series II (f/k/a Scudder/Kemper Investments) incorporated herein by reference to Pre-Effective Amend- ment No. 1 (File No. 333-40937) filed on September 3, 1998.

	(xvi)	PIMCO Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 139960) filed on April 1, 2008.

(b)	Rule 22c-2 Agreements between The Lincoln National Life Insurance Company and:

	(i)	AIM Variable Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333- 36304) filed on May 29, 2008.

	(ii)	American Century Variable Products incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 333- 61554) filed on March 16, 2009.

	(iii)	American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333- 36304) filed on May 29, 2008.

	(iv)	BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-68842) filed on June 22, 2009.

	(v)	Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 333-61554) filed on March 16, 2009.

	(vi)	Fidelity Variable Insurance Products incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

	(vii)	Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

	(viii)	Janus Aspen Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

	(ix)	Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

	(x)	MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333- 36304) filed on May 29, 2008.

	(xi)	Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(c)
Accounting and Financial Administration Services Agreement dated October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York is incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-147673), filed on November 28, 2007.

(9)
(a) Opinion and Consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to legality of securities being issued incorporated herein by reference to Pre-effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.

(b)
Opinion and Consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to legality of securities being issued incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-61554) filed on April 15, 2004.

(10)	(a) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm (To Be Filed by Amendment)

(b)
Power of Attorney - Principal Officers and Directors of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-61554) filed on April 14, 2009.

(11)	Not applicable

(12)	Not applicable

(13)	Organizational Chart of The Lincoln National Insurance Holding Company System incorporated herein by reference to Post- Effective Amendment No. 12 (File No. 333-138190) filed on November 9, 2009.

Item 25. Directors and Officers of the Depositor

The following list contains the officers and directors of The Lincoln National Life Insurance Company who are engaged directly or indirectly in activities relating to Lincoln Life Variable Annuity Account N as well as the contracts. The list also shows The Lincoln National Life Insurance Company's executive officers.

Name	Positions and Offices with Depositor
Dennis R. Glass**	President and Director
Chuck C. Cornelio**	Executive Vice President, Chief Administrative Officer
Frederick J. Crawford**	Executive Vice President, Chief Financial Officer and Director
Larry A. Samplatsky***	Vice President and Chief Compliance Officer
Mark E. Konen****	Senior Vice President and Director
See Yeng Quek*****	Senior Vice President, Chief Investment Officer and Director
Keith J. Ryan*	Vice President and Director
Dennis L. Schoff**	Senior Vice President and General Counsel
Charles A. Brawley, III**	Vice President and Secretary
Rise' C.M. Taylor*	Vice President and Treasurer

*Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802
**Principal business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
***Principal business address is 350 Church Street, Hartford, CT 06103
****Principal business address is 100 North Greene Street, Greensboro, NC 27401
*****Principal business address is One Commerce Square, 2005 Market Street, 39th Floor, Philadelphia, PA 19103-3682

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

See Exhibit 13: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27. Number of Contractowners

As of November 30, 2009 there were 144,033 contract owners under Account N.

Item 28. Indemnification

(a)	Brief description of indemnification provisions.

In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.

In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit no. 6(b) hereto) for the full text of the indemnification provi- sions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

(b)	Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a)
Lincoln Financial Distributors, Inc. ("LFD") currently serves as Principal Underwriter for: Lincoln National Variable Annuity Fund A (Group & Individual); Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Vari- able Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y.

(b)	Officers and Directors of Lincoln Financial Distributors, Inc.:
Name	Positions and Offices with Underwriter
Wilford H. Fuller*	President, Chief Executive Officer and Director
David M. Kittredge*	Senior Vice President
Randal J. Freitag*	Vice President and Treasurer
Patrick J. Caulfield**	Vice President and Chief Compliance Officer
Joel Schwartz*	Vice President and Director
James Ryan*	Vice President and Director
Keith J. Ryan***	Vice President and Chief Financial Officer
Patricia A. Insley*	Director
Thomas O'Neill*	Director
Linda E. Woodward***	Secretary

*Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
**Principal Business address is 350 Church Street, Hartford, CT 06103
***Principal Business address is 1300 S. Clinton Street, Ft. Wayne, IN 46802

(c) N/A

Item 30. Location of Accounts and Records

All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, PA 15258.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

(a)
Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)
Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Con- tract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)
Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

(d)
Lincoln Life hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

(e)
Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

SIGNATURES

a)
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 39 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 22nd day of December, 2009.

Lincoln Life Variable Annuity Account N (Registrant)
Lincoln ChoicePlus II Advance and Lincoln ChoicePlus Assurance (L Share)
By:	/s/ Delson R. Campbell
Delson R. Campbell
Assistant Vice President, The Lincoln National Life Insurance Company
(Title)

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Depositor)
By:	/s/ Brian A. Kroll
Brian A. Kroll
(Signature-Officer of Depositor)
Vice President, The Lincoln National Life Insurance Company
(Title)

(b)	As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on December 22, 2009.
Signature	Title
*	President and Director (Principal Executive Officer)
Dennis R. Glass
*	Executive Vice President, Chief Financial Officer and Director
Frederick J. Crawford	(Principal Financial Officer)
*	Executive Vice President and Chief Adminstrative Officer
Charles C. Cornelio
*	Senior Vice President and Director
Mark E. Konen
*	Senior Vice President, Chief Investment Officer and Director
See Yeng Quek
*	Vice President and Director
Keith J. Ryan
*By:/s/ Delson R. Campbell	Pursuant to a Power of Attorney
Delson R. Campbell